Investments - Summary of Break Down of Long Term Investments (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Investments [Line Items]
Equity investments without readily determinable fair value	¥ 19,725	$ 3,023	¥ 21,211
Equity method investments	24,100	3,700	27,100
Total long-term investments	76,233	11,683	69,410
Long Term Investments
Schedule of Investments [Line Items]
Equity investments at fair value with readily determinable fair value	12,978	1,989	11,334
Available-for-sale debt investment	2,607	400	3,970
Equity investments without readily determinable fair value	24,603	3,770	24,686
Equity method investments	24,067	3,688	27,105
Investments accounted for at fair value	2,238	343	1,819
Long-term held-to-maturity investments	9,740	1,493	496
Total long-term investments	¥ 76,233	$ 11,683	¥ 69,410